Long-Term Debt - Maturities of Long-Term Debt and Advances (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
2014	$ 10,344
2015	1,220
2016	28,863
2017	50,567
2018	7,900
2019 and thereafter	181,805
Total long-term debt	$ 280,699	$ 423,377